                           Centennial America Fund, L.P.

                       Centennial California Tax Exempt Trust

                            Centennial Government Trust

                           Centennial Money Market Trust

                        Centennial New York Tax Exempt Trust

                            Centennial Tax Exempt Trust

                       Oppenheimer California Municipal Fund

                               Oppenheimer Bond Fund
                              on behalf of its series
                      Oppenheimer Convertible Securities Fund

                       Oppenheimer Capital Appreciation Fund

                          Oppenheimer Capital Income Fund

                       Oppenheimer Capital Preservation Fund

                             Oppenheimer Cash Reserves

                          Oppenheimer Champion Income Fund

                        Oppenheimer Concentrated Growth Fund

                        Oppenheimer Developing Markets Fund

                             Oppenheimer Discovery Fund

                          Oppenheimer Emerging Growth Fund

                       Oppenheimer Emerging Technologies Fund

                            Oppenheimer Enterprise Fund

                              Oppenheimer Europe Fund

                              Oppenheimer Global Fund

                      Oppenheimer Global Growth & Income Fund
                                                         (over)
                      Oppenheimer Gold & Special Minerals Fund

                              Oppenheimer Growth Fund

                            Oppenheimer High Yield Fund

                            Oppenheimer Integrity Funds
                              on behalf of its series
                               Oppenheimer Bond Fund

                        Oppenheimer International Bond Fund

                       Oppenheimer International Growth Fund

                    Oppenheimer International Small Company Fund

                         Oppenheimer Large Cap Growth Fund

                      Oppenheimer Limited-Term Government Fund

                        Oppenheimer Main Street(R)Funds, Inc.
                              On behalf of its series
                   Oppenheimer Main Street(R)Growth & Income Fund

                     Oppenheimer Main Street(R)Opportunity Fund

                      Oppenheimer Main Street(R)Small Cap Fund

                              Oppenheimer MidCap Fund

                        Oppenheimer Money Market Fund, Inc.

                          Oppenheimer Multi-Cap Value Fund

                        Oppenheimer Multiple Strategies Fund

                      Oppenheimer Multi-State Municipal Trust
                             On behalf of its 3 series
                         Oppenheimer Florida Municipal Fund
                       Oppenheimer New Jersey Municipal Fund
                      Oppenheimer Pennsylvania Municipal Fund

                          Oppenheimer Municipal Bond Fund

                             Oppenheimer Municipal Fund
                              On behalf of its series
                      Oppenheimer Intermediate Municipal Fund

                        Oppenheimer New York Municipal Fund

                     Oppenheimer Quest Capital Value Fund, Inc.

                         Oppenheimer Quest For Value Funds
                             on behalf of its 3 series
                         Oppenheimer Quest Opportunity Fund
                          Oppenheimer Small Cap Value Fund
                       Oppenheimer Quest Balanced Value Fund

                     Oppenheimer Quest Global Value Fund, Inc.

                         Oppenheimer Quest Value Fund, Inc.

                            Oppenheimer Real Asset Fund

                            Oppenheimer Select Managers
                             on behalf of its 6 series
                         Gartmore Millennium Growth Fund II
                                Jennison Growth Fund
                         Mercury Advisors Focus Growth Fund
                        Mercury Advisors S&P 500 Index Fund
                              QM Active Balanced Fund
                           Salomon Brothers Capital Fund

                       Oppenheimer Senior Floating Rate Fund

                           Oppenheimer Series Fund, Inc.
                             on behalf of its 2 series
                      Oppenheimer Disciplined Allocation Fund
                               Oppenheimer Value Fund

                           Oppenheimer Special Value Fund

                         Oppenheimer Strategic Income Fund

                        Oppenheimer Total Return Fund, Inc.

                           Oppenheimer Trinity Core Fund

                          Oppenheimer Trinity Growth Fund

                           Oppenheimer Trinity Value Fund
                                                            (over)
                         Oppenheimer U.S. Government Trust

                         Oppenheimer Variable Account Funds
                             on behalf of its 10 series
                       Oppenheimer Aggressive Growth Fund/ VA
                             Oppenheimer Bond Fund/ VA
                     Oppenheimer Capital Appreciation Fund/ VA
                       Oppenheimer Global Securities Fund/ VA
                          Oppenheimer High Income Fund/ VA
                 Oppenheimer Main Street(R)Growth & Income Fund/ VA
                             Oppenheimer Money Fund/ VA
                      Oppenheimer Multiple Strategies Fund/ VA
                       Oppenheimer Small Cap Growth Fund/ VA
                        Oppenheimer Strategic Bond Fund/ VA

                             Panorama Series Fund, Inc.
                             on behalf of its 4 series
                          Government Securities Portfolio
                                  Growth Portfolio
                     Oppenheimer International Growth Fund /VA
                               Total Return Portfolio

                             Rochester Fund Municipals

                             Rochester Portfolio Series
                              On behalf of its series

                        Limited Term New York Municipal Fund

                        Supplement dated September 24, 2001

This supplement amends the prospectus and statement of additional information of each of the above-referenced Funds, replaces each Fund's September 17, 2001 supplement and is in addition to any existing supplements of the Funds.

      In light of recent events affecting the financial markets, the Fund's Board has approved the following changes to the Fund's policies on borrowings:

   For five business days commencing on September 24, 2001 and for any additional business days thereafter as provided for by the U.S. Securities and Exchange
   Commission, the Fund may borrow money for liquidity purposes from affiliated persons and from entities other than banks, and may borrow in excess of 5% of its total assets, provided however that the Fund's total borrowings from all sources shall not exceed 25% of the Funds total assets.

September 24, 2001

Philip T. Masterson
Vice President &
Assistant Counsel

September 28, 2001

Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA  22312

            Re:   Oppenheimer Multiple Strategies Fund
                  Reg. No. 2-86903; File No. 811-3864

To the Securities and Exchange Commission:

      An electronic  ("EDGAR")  filing is hereby being made under Rule 497(e) of the
Securities  Act of 1933 on behalf of  Oppenheimer  Multiple  Strategies  Fund.  This filing  consists of a supplement  dated  September  24, 2001 to the  prospectus  and statement of additional  information related to temporary  investment policy changes made in  accordance  with SEC Release No.  25156 and SEC  Release  No.  25165.  This
supplement is in addition to any existing supplement.

      Any questions  regarding  this  submission are to be directed to the attention of the undersigned.

 Very truly yours,

 /s/ Philip T. Masterson

 Philip T. Masterson
 (303) 768-2486

 Enclosures

cc:  Mayer, Brown & Platt
     KPMG LLP
     Ms. Gloria LaFond